Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Mar. 07, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Feb. 15, 2018	Feb. 13, 2018
C000198465
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 19,570	$ 18,594	$ 17,117	$ 16,537	$ 15,308	$ 14,986	$ 14,419		$ 14,582	$ 15,138	$ 14,223	$ 14,670	$ 14,458	$ 14,491	$ 14,785	$ 13,871	$ 12,865	$ 12,362	$ 12,027	$ 11,282	$ 11,817	$ 12,613	$ 12,212	$ 11,354	$ 11,238	$ 11,007	$ 11,464	$ 10,699	$ 10,111		$ 10,000
C000198466
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 25,356	22,496	21,238	20,758	16,991	17,032	15,761		16,245	17,002	15,959	16,377	16,918	18,140	18,259	17,661	17,083	14,511	13,121	11,277	10,936	11,525	11,222	10,490	10,616	10,267	11,720	10,835	10,252		10,000
C000198467
Account Value [Line Items]
Account Value	$ 102,229	94,482	89,851	85,873	75,315	75,556	66,606		71,358	72,989	66,529	69,582	70,336	69,892	69,526	68,804	61,252	53,192	49,278	44,362	46,697	52,681	48,352	46,619	49,899	49,446	54,358	51,640	49,460	$ 50,000
C000198469
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 21,781	20,671	19,453	19,226	16,970	16,807	15,064		15,675	15,883	14,731	15,166	16,209	17,105	17,134	16,358	14,921	13,115	11,899	10,574	10,445	11,475	10,598	10,080	10,850	10,552	11,647	10,717	10,227		10,000
C000198470
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 19,967	18,619	17,781	17,110	15,614	15,554	13,679		15,534	15,464	14,266	15,191	15,235	14,367	14,432	14,545	12,445	10,448	9,009	8,109	8,948	10,375	9,268	9,165	10,097	9,992	10,897	10,412	10,109		10,000
C000198481
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 21,094	19,477	18,565	17,898	15,676	15,706	13,905		14,937	15,158	13,739	14,350	14,596	14,612	14,486	14,338	12,773	11,117	10,242	9,217	9,652	10,862	10,029	9,635	10,306	10,203	11,223	10,585	10,183		10,000
C000241270
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value Net Asset Value
Account Value	$ 10,572				10,238			$ 10,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,643	22,805	21,254	20,566	18,324	18,078	16,659		15,992	16,272	15,754	16,327	17,396	18,243	18,166	16,951	15,492	14,440	13,655	11,779	11,447	12,132	11,244	10,567	10,708	10,504	11,098	10,310	10,194		10,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,643	22,805	21,254	20,566	18,324	18,078	16,659		15,992	16,272	15,754	16,327	17,396	18,243	18,166	16,951	15,492	14,440	13,655	11,779	11,447	12,132	11,244	10,567	10,708	10,504	11,098	10,310	10,194		10,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Account Value	$ 120,025	111,073	103,518	100,167	89,248	88,052	81,138		77,889	79,255	76,729	79,520	84,729	88,853	88,481	82,562	75,453	70,329	66,506	57,370	55,756	59,088	54,764	51,469	52,156	51,163	54,056	50,216	49,649	$ 50,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,643	22,805	21,254	20,566	18,324	18,078	16,659		15,992	16,272	15,754	16,327	17,396	18,243	18,166	16,951	15,492	14,440	13,655	11,779	11,447	12,132	11,244	10,567	10,708	10,504	11,098	10,310	10,194		10,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,643	22,805	21,254	20,566	18,324	18,078	16,659		15,992	16,272	15,754	16,327	17,396	18,243	18,166	16,951	15,492	14,440	13,655	11,779	11,447	12,132	11,244	10,567	10,708	10,504	11,098	10,310	10,194		10,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,643	$ 22,805	$ 21,254	$ 20,566	18,324	$ 18,078	$ 16,659		$ 15,992	$ 16,272	$ 15,754	$ 16,327	$ 17,396	$ 18,243	$ 18,166	$ 16,951	$ 15,492	$ 14,440	$ 13,655	$ 11,779	$ 11,447	$ 12,132	$ 11,244	$ 10,567	$ 10,708	$ 10,504	$ 11,098	$ 10,310	$ 10,194		$ 10,000
NACC2 Index: S&P 0-7 Year National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 0-7 Year National AMT-Free Municipal Bond Index
Account Value	$ 10,579				10,240			10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,844				$ 10,335			$ 10,000